UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22011

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (91.2%)
Argentina (4.5%)
Corporate Bonds (4.5%)
City of Buenos Aires Argentina,
23.48%, 3/29/24 (a)	ARS	92,677	$5,103
Provincia de Buenos Aires,
24.27%, 5/31/22 (a)(b)		218,010	12,445
Provincia de Mendoza Argentina,
24.81%, 6/9/21 (a)		172,370	9,864
Tarjeta Naranja SA,
23.94%, 4/11/22 (a)(b)		$5,150	4,835
YPF SA,
24.10%, 7/7/20 (a)(b)		7,500	7,601
			39,848
Brazil (13.7%)
Sovereign (13.7%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 — 1/1/25	BRL	366,164	120,263

Chile (0.9%)
Sovereign (0.9%)
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 3/1/35	CLP	3,570,000	5,684
Chile Government International Bond,
5.50%, 8/5/20		1,165,000	1,910
			7,594
Colombia (4.9%)
Corporate Bond (0.2%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (b)	COP	4,979,415	1,743

Sovereign (4.7%)
Colombia Government International Bond,
9.85%, 6/28/27		1,466,000	620
Colombian TES,
6.00%, 4/28/28		15,000,000	4,693
7.75%, 9/18/30		16,848,100	6,014
10.00%, 7/24/24		44,128,500	17,697
11.00%, 7/24/20		14,087,000	5,385
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (b)		21,492,000	7,411
			41,820
			43,563
Georgia (0.7%)
Corporate Bond (0.7%)
Bank of Georgia JSC,
11.00%, 6/1/20 (b)	GEL	14,300	6,007

Hungary (2.1%)
Sovereign (2.1%)
Hungary Government Bond,
3.00%, 6/26/24 — 10/27/27	HUF	1,207,390	4,871
5.50%, 6/24/25	2,992,920		13,899
			18,770
India (2.8%)
Sovereign (2.8%)
India Government Bond,
8.40%, 7/28/24	INR	1,445,000	24,423

Indonesia (8.6%)
Sovereign (8.6%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	291,441,000	23,579
8.75%, 5/15/31	412,855,000		34,580
9.00%, 3/15/29	204,725,000		17,537
			75,696
Malaysia (4.9%)
Sovereign (4.9%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	23,754	5,498
4.18%, 7/15/24	141,175		33,352
4.23%, 6/30/31	19,500		4,459
			43,309
Mexico (13.2%)
Sovereign (13.2%)
Mexican Bonos, Series M
6.50%, 6/10/21	MXN	443,185	24,729
7.50%, 6/3/27	419,700		24,671
7.75%, 5/29/31	62,900		3,766
8.00%, 12/7/23	129,000		7,709
8.50%, 5/31/29	188,400		11,926
Petroleos Mexicanos,
(Units)
7.65%, 11/24/21 (b)(c)	791,300		43,397
			116,198
Peru (3.0%)
Sovereign (3.0%)
Peru Government Bond,
(Units)
5.70%, 8/12/24 (c)	PEN	44,037	14,146
6.15%, 8/12/32 (b)	9,160		2,946
Peruvian Government International Bond,
(Units)
5.70%, 8/12/24 (b)(c)	14,001		4,497
8.20%, 8/12/26 (c)	13,154		4,878
			26,467

Poland (8.7%)
Sovereign (8.7%)
Poland Government Bond,
3.25%, 7/25/25	PLN	29,850	8,344
5.25%, 10/25/20	75,898		23,130
5.75%, 9/23/22	141,500		45,023
			76,497
Romania (0.8%)
Sovereign (0.8%)
Romania Government Bond,
4.75%, 2/24/25	RON	26,275	7,368

Russia (4.1%)
Sovereign (4.1%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	765,785	12,315
7.60%, 7/20/22	438,000		7,263
8.15%, 2/3/27	961,800		16,644
			36,222
South Africa (6.4%)
Sovereign (6.4%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	83,700	6,194
7.25%, 1/15/20	24		2
7.75%, 2/28/23	54,000		4,062
8.00%, 1/31/30	658,850		45,776
			56,034
Thailand (2.3%)
Sovereign (2.3%)
Thailand Government Bond,
3.63%, 6/16/23	THB	630,000	20,601

Turkey (8.3%)
Corporate Bond (3.2%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (b)	TRY	102,980	28,663

Sovereign (5.1%)
Turkey Government Bond,
7.10%, 3/8/23	38,300		9,408
8.00%, 3/12/25	24,250		6,067
9.20%, 9/22/21	22,000		5,976
10.50%, 1/15/20	29,475		8,320
10.60%, 2/11/26	51,200		14,810
			44,581
			73,244
Uruguay (1.3%)
Sovereign (1.3%)
Uruguay Government International Bond,
9.88%, 6/20/22 (b)	UYU	304,500	11,482
Total Fixed Income Securities (Cost $855,748)			803,586

Short-Term Investments (8.8%)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill,
1.19%, 4/26/18 (d) (Cost $8,159)	$8,230		8,161

	Shares		Value (000)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $59,529)	59,529,434		59,529

	Face Amount (000)
Egypt (1.1%)
Sovereign (1.1%)
Egypt Treasury Bills,
18.70%, 9/12/17	EGP	109,975	6,018
19.00%, 12/5/17	66,225		3,460
Total Sovereign (Cost $9,543)			9,478
Total Short-Term Investments (Cost $77,231)			77,168
Total Investments (100.0%) (Cost $932,979) (f)(g)(h)			880,754
Liabilities in Excess of Other Assets			(273,531)
Net Assets			$607,223

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2017.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Consists of one or more classes of securities traded together as a unit.
(d)	Rate shown is the yield to maturity at July 31, 2017.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2017, advisory fees paid were reduced by approximately $17,000 relating to the Fund’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with an open foreign currency forward exchange contracts and futures contracts.
(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At July 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,379,000 and the aggregate gross unrealized depreciation is approximately $87,604,000, resulting in net unrealized depreciation of approximately $52,225,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	BRL	122,338		$36,733	8/2/17	$(2,499)
JPMorgan Chase Bank NA	BRL	122,338		$39,077	8/2/17	(155)
JPMorgan Chase Bank NA		$38,629	BRL	122,338	8/2/17	603
JPMorgan Chase Bank NA		$39,077	BRL	122,338	8/2/17	155
JPMorgan Chase Bank NA	PLN	7,182		$1,930	8/3/17	(67)
JPMorgan Chase Bank NA	PLN	26,000		$6,933	8/3/17	(298)
JPMorgan Chase Bank NA	PLN	14,500		$3,976	8/3/17	(57)
JPMorgan Chase Bank NA		$13,167	PLN	47,682	8/3/17	93
JPMorgan Chase Bank NA	INR	807,974		$12,429	8/7/17	(158)
JPMorgan Chase Bank NA	THB	270,600		$8,125	8/7/17	(7)
JPMorgan Chase Bank NA		$12,784	INR	807,974	8/7/17	(197)
JPMorgan Chase Bank NA		$34,443	THB	1,173,600	8/7/17	827
JPMorgan Chase Bank NA	COP	7,682,000		$2,480	8/8/17	(90)
JPMorgan Chase Bank NA	COP	18,000,000		$5,863	8/8/17	(161)
JPMorgan Chase Bank NA		$8,535	COP	25,682,000	8/8/17	59
JPMorgan Chase Bank NA	TRY	58,212		$15,865	8/11/17	(624)
JPMorgan Chase Bank NA	MXN	729,403		$40,624	8/14/17	(268)
JPMorgan Chase Bank NA		$31,846	CZK	724,300	8/14/17	1,055
JPMorgan Chase Bank NA	CNY	65,000		$9,366	8/18/17	(285)
JPMorgan Chase Bank NA	RON	16,650		$4,284	8/21/17	(41)
JPMorgan Chase Bank NA		$8,657	HUF	2,299,600	8/21/17	304
JPMorgan Chase Bank NA		$1,876	PEN	6,100	8/21/17	3
JPMorgan Chase Bank NA		$15,313	RON	60,660	8/21/17	440
JPMorgan Chase Bank NA	ZAR	149,006		$11,453	8/21/17	181
JPMorgan Chase Bank NA	KRW	6,685,000		$6,001	8/25/17	26
JPMorgan Chase Bank NA	RUB	184,054		$3,050	8/25/17	(14)
JPMorgan Chase Bank NA	EUR	12,300		$14,342	8/28/17	(239)
JPMorgan Chase Bank NA	IDR	559,738,000		$41,890	8/28/17	(11)
JPMorgan Chase Bank NA		$2,315	CLP	1,505,000	8/28/17	(— @ )
JPMorgan Chase Bank NA		$1,276	CLP	825,000	8/28/17	(7)
JPMorgan Chase Bank NA		$4,688	EUR	4,000	8/28/17	54
JPMorgan Chase Bank NA		$33,720	IDR	450,000,000	8/28/17	(34)
JPMorgan Chase Bank NA		$3,246	MYR	13,900	8/28/17	(3)
JPMorgan Chase Bank NA	BRL	122,338		$38,384	9/5/17	(593)
JPMorgan Chase Bank NA	COP	25,682,000		$8,500	9/5/17	(68)
JPMorgan Chase Bank NA	INR	807,974		$12,745	9/5/17	204
JPMorgan Chase Bank NA	PLN	47,682		$13,167	9/5/17	(93)
Citibank NA	EGP	100,500		$5,317	9/20/17	(211)
Citibank NA	EGP	60,000		$3,210	9/20/17	(90)
Citibank NA		$8,736	EGP	160,609	9/20/17	99
						$(2,167)

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2017:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
German Euro Bund	247	$(47,354)	Sep-17	$661
U.S. Treasury 10 yr. Note	588	(74,024)	Sep-17	9
				$670

@		Value is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
UYU	—	Uruguay Peso
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	82.6%
Short-Term Investments	8.8
Corporate Bonds	8.6
Total Investments	100.0	%*

*

Does not include open short futures contracts with an underlying face amount of approximately $121,378,000 with total unrealized appreciation of approximately $670,000 and does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $2,167,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Notes to the Portfolio of Investments • July 31, 2017 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$76,261	$—	$76,261
Sovereign	—	727,325	—	727,325
Total Fixed Income Securities	—	803,586	—	803,586
Short-Term Investments
U.S. Treasury Security	—	8,161	—	8,161
Investment Company	59,529	—	—	59,529
Sovereign	—	9,478	—	9,478
Total Short-Term Investments	59,529	17,639	—	77,168
Foreign Currency Forward Exchange Contracts	—	4,103	—	4,103
Futures Contracts	670	—	—	670
Total Assets	60,199	825,328	—	885,527
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(6,270)	—	(6,270)
Total	$60,199	$819,058	$—	$879,257

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2017